Restatements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restatements [Abstract]
Interest expense and accrued interest		$ 3,460,000
Convertible Promissory Notes [Member]
Restatements [Abstract]
Interest expense of convertible promissory note		70,000,000
Interest expense and accrued interest	$ 2,272,292	$ 4,200,000